Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	IFS
Entity Registrant Name	INTERCORP FINANCIAL SERVICES INC.
Entity Central Index Key	0001615903
Current Fiscal Year End Date	--12-31
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	111,082,644
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Address, Address Line One	Torre Interbank, Av. Carlos Villarán 140
Entity Address, Address Line Two	La Victoria
Entity Address, City or Town	Lima
Entity Address, Country	PE
ICFR Auditor Attestation Flag	true
Entity File Number	001-38965
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1315
Auditor Name	Tanaka, Valdivia, Arribas & Asociados Sociedad Civil de Responsabilidad Limitada
Auditor Location	Lima, Peru
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Intercorp Financial Services Inc. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income, other comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS accounting standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated April 24, 2026 expressed an unqualified opinion thereon.

Opinion on Internal Control Over Financial Reporting

We have audited Intercorp Financial Services Inc. and subsidiaries’ internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), (the COSO criteria). In our opinion, Intercorp Financial Services Inc. and subsidiaries (the Company) maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated statements of financial position of the Company as of December 31, 2025 and 2024, and the related consolidated statements of income, other comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes and our report dated April 24, 2026, expressed an unqualified opinion thereon.

Entity Incorporation, State or Country Code	R1
Entity Address, Postal Zip Code	13
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Torre Interbank, Av. Carlos Villarán 140
Entity Address, Address Line Two	La Victoria
Entity Address, City or Town	Lima
Entity Address, Country	PE
Contact Personnel Name	Michela Casassa Ramat
City Area Code	(511
Local Phone Number	219-2000
Contact Personnel Email Address	mcasassa@intercorp.com.pe
Entity Address, Postal Zip Code	13
Extension	22110